INTEREST AND OTHER FINANCE COSTS (Tables)	12 Months Ended
Dec. 31, 2017
INTEREST AND OTHER FINANCE COSTS
Schedule of interest and other finance costs

4.1 Interest income/(expense)

	2017	2016	2015
	$ million	$ million	$ million
Interest income	6	6	11
Interest expense:
Bank borrowings	(11)	(9)	(9)
Private placement notes	(38)	(37)	(37)
Other	(8)	(6)	(3)
	(57)	(52)	(49)
Net interest expense	(51)	(46)	(38)

4.2 Other finance costs

		2017	2016	2015
	Notes	$ million	$ million	$ million
Retirement benefit net interest expense	18	(5)	(7)	(11)
Unwinding of discount		(5)	(9)	(3)
Other		–	–	(1)
Other finance costs		(10)	(16)	(15)